Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Summary of property and equipment and the estimated live

	Estimated Useful Lives	December 31, 2012	December 31, 2011

Machinery and equipment	3 years	123,355	$106,368
Leasehold Improvements	5 years	6,206	-
Purchased Software	3 years	17,833	15,607
Molds and Tooling	5 years	234,230	234,230
Furniture and fixtures	7 years	21,533	21,130
Therapy Devices	3 years	76,513	59,065
Internally Developed Software	5 years	923,215	559,304
		1,402,885	995,704

Less: Accumulated depreciation and amortization		(575,496)	(324,413)

Property and Equipment, net		$827,389	$671,291